Employee Benefit Plans	6 Months Ended
Jun. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

7. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three and six months ended June 30, 2016 and 2015, respectively.

	For the three months ended June 30,		For the six months endedJune 30,

	2016	2015	2016	2015
Components of net periodic benefit cost:
Service cost	$6.859	$6.149	$13.684	$12.521
Interest cost	7.246	6.972	14.575	13.915
Expected return on plan assets	(3.868)	(4.104)	(7.740)	(8.202)
Amortization of unrealized losses	7.519	8.106	15.426	17.335
Amortization of prior service cost	(29)	-	(59)	-
Net periodic benefit costs	$17.727	$17.123	$35.886	$35.569